UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22924

Susa Registered Fund, L.L.C.
(Exact name of registrant as specified in charter)

c/o Susa Fund Management LLP
19 Berkeley Street, 5th Floor
London W1J 8ED, United Kingdom
(Address of principal executive offices) (Zip code)

c/o National Corporate Research Ltd.
615 South DuPont Highway
Dover, DE  19901
(Name and address of agent for service)

Registrant's telephone number, including area code: +44 207 399 0960

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Susa Registered Fund, L.L.C.

Financial Statements

For the period from April 1, 2014 (commencement of operations)
 to December 31, 2014

Susa Registered Fund, L.L.C.

Financial Statements

For the period from April 1, 2014 (commencement of operations) to December 31, 2014

Contents

Report of Independent Registered Public Accounting Firm	1
Statement of Assets, Liabilities and Members’ Capital	2
Schedule of Portfolio Investments	3
Schedule of Contracts for Difference	4
Statement of Operations	10
Statements of Changes in Members’ Capital	11
Notes to Financial Statements	12
Supplemental Information (unaudited)	27

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
Susa Registered Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members’ capital of Susa Registered Fund, L.L.C. (the “Company”), including the schedules of portfolio investments, and the schedule of contracts for difference, as of December 31, 2014, and the related statements of operations, the statements of changes in members’ capital, and financial highlights for the period ended, April 1, 2014 (commencement of operations) to December 31, 2014.  These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Susa Registered Fund, L.L.C. at December 31, 2014, the results of its operations and the changes in its members’ capital for the period indicated above, in conformity with U.S. generally accepted accounting principles.

February 27, 2015

A member firm of Ernst & Young Global Limited

Susa Registered Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

December 31, 2014
Assets
Investments in securities, at fair value (cost $917,636)	$869,873
Cash and cash equivalents	23,757,001
Cash held as collateral	13,860,000
Reimbursement receivable	14,403
Total assets	38,501,277

Liabilities
Contracts for difference at fair value, net	2,586,415
Withdrawals payable	219,688
Due to broker	81,734
Payable for investment securities purchased	37,862
Accrued expenses	116,359
Total liabilities	3,042,058
Members’ Capital	$35,459,219

Members’ Capital
Represented by:
Net capital contributions	$38,490,913
Net loss from operations	(644,710)
Net realized gain on investments in securities, contracts for difference and foreign currency transactions	308,435
Net unrealized loss on investments in securities, contracts for difference and foreign currency translations	(2,695,419)
Members’ Capital	$35,459,219

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Portfolio Investments

Shares		December 31, 2014 Fair Value
	Investments In Securities - 2.45%
	Common Stocks - 2.45%
	United States - 2.45%
	Electronic Components - Semiconductor - 2.45%
44,586	Sunedison Inc *	$869,873
	Total United States (Cost $917,636)	$869,873
	Total Common Stocks (Cost $917,636)	$869,873
	Total Investments in Securities (Cost $917,636) - 2.45%	$869,873
	Other Assets Less Liabilities - 97.55%	34,589,346
	Members’ Capital - 100.00%	$35,459,219

* Non-income producing securities

Investments in Securities - By Industry	December 31, 2014 Percentage of Members’ Capital (%)
Electronic Components - Semiconductor	2.45
Total Investments in Securities	2.45%

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference

Notional Amount		Effective Date - Termination Date	December 31, 2014 Fair Value
	Derivative Contracts - (7.29%)
	Contracts For Difference - Long - (7.46%)
	Denmark - (0.44%)
	Retail - Jewelry - (0.44%)
$4,039,396	Pandora A/S *	12/02/2014 - 12/04/2024	$(156,569)
	Total Denmark		$(156,569)
	France - 0.12%
	Hotels & Motels - 0.12%
960,108	Accor SA *	12/17/2014 - 12/20/2024	43,289
	Total France		$43,289
	Germany - 0.83%
	Apparel Manufacturers - (0.01%)
361,252	Hugo Boss AG *	12/31/2014 - 01/02/2025	(3,230)
	Diversified Operations - 0.32%
1,635,619	GEA GROUP AG *	09/29/2014 - 12/05/2024	112,707
	Rubber - Tires - 0.52%
1,706,205	Continental AG *	11/17/2014 - 12/18/2024	186,271
	Total Germany		$295,748
	Italy - 0.03%
	Apparel Manufacturers - 0.03%
1,119,869	MONCLER SPA *	10/03/2014 - 11/06/2024	9,601
	Commercial Banks Non - US - 0.00%
429,982	Intesa Sanpaolo RSP	08/06/2014 - 12/05/2024	1,320
	Total Italy		$10,921
	Norway - (0.01%)
	Publishing - Newspapers - (0.01%)
359,438	Schibsted ASA *	01/02/2015 - 01/02/2025	(4,123)
	Total Norway		$(4,123)
	South Africa - (0.01%)
	Home Furnishings - (0.01%)
2,210,738	Steinhoff International Holdings Ltd. *	12/05/2014 - 01/07/2025	(3,667)
	Total South Africa		$(3,667)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference  (continued)

Notional Amount		Effective Date - Termination Date	December 31, 2014 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Long - (continued)
	Spain - (7.53%)
	Engineering/R&D Services - (7.53%)
$6,193,716	ABENGOA SA *	09/09/2014 - 12/24/2024	$(2,671,363)
	Total Spain		$(2,671,363)
	Sweden - 0.08%
	Medical - Drugs - 0.08%
2,824,488	MEDA AB-A SHS *	12/10/2014 - 12/11/2024	28,378
	Total Sweden		$28,378
	Switzerland - (0.06%)
	Enterprise Software/Services - 0.04%
353,139	Temenos Group AG *	12/05/2014 - 12/09/2024	14,186
	Retail - Jewelry - (0.10%)
1,617,075	Cie Financiere Richemont SA	12/05/2014 - 12/05/2024	(35,861)
	Total Switzerland		$(21,675)
	United Kingdom - (0.47%)
	Apparel Manufacturers - (0.01%)
719,934	Burberry Group PLC *	12/31/2014 - 01/03/2025	(4,659)
	Finance - Consumer Loans - (0.05%)
2,268,069	Provident Financial PLC	12/24/2014 - 12/27/2024	(17,330)
	Finance - Other Services - 0.20%
668,353	London Stock Exchange PLC	11/03/2014 - 12/05/2024	70,715
	Home Furnishings - 0.01%
1,107,632	Howden Joinery Group PLC *	12/09/2014 - 12/18/2024	5,082
	Retail - Apparel/Shoe - (0.04%)
1,084,939	Next Plc	08/04/2014 - 12/05/2024	(12,898)
	Retail - Building Products - 0.02%
541,420	TRAVIS PERKINS PLC *	12/31/2014 - 01/02/2025	5,217

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference  (continued)

Notional Amount		Effective Date - Termination Date	December 31, 2014 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Long - (continued)
	Retail - Sporting Goods - 0.15%
$756,499	SPORTS DIRECT INTERNATIONAL *	11/21/2014 - 01/02/2025	$53,217
	Travel Services - (0.75%)
2,135,378	Thomas Cook Group PLC *	04/07/2014 - 12/04/2024	(264,413)
	Total United Kingdom		$(165,069)
	Total Contracts For Difference - Long		$(2,644,130)
	Contracts For Difference - Short - 0.17%
	Australia - (0.04%)
	Food - Retail - (0.04%)
(524,305)	WOOLWORTHS Ltd. *	12/12/2014 - 12/23/2024	(15,770)
	Total Australia		$(15,770)
	Belgium - (0.11%)
	Chemicals - Diversified - (0.08%)
(880,881)	Solvay SA *	11/03/2014 - 01/02/2025	(30,253)
	Food - Retail - (0.03%)
(593,297)	Colruyt SA	05/07/2014 - 11/06/2024	(9,987)
	Total Belgium		$(40,240)
	Denmark - (0.02%)
	Machinery - General Industrial - (0.02%)
(277,967)	FLSmidth & Co. A/S *	10/29/2014 - 11/06/2024	(7,411)
	Medical Products - 0.00%
(178,177)	William Demant Holding A/S *	01/05/2015 - 01/03/2025	90
	Total Denmark		$(7,321)
	Finland - (0.03%)
	Machinery - General Industrial - (0.03%)
(355,261)	Kone OYJ *	12/12/2014 - 12/16/2024	(11,913)
	Total Finland		$(11,913)
	France - 0.00%
	Consulting Services - 0.00%
(164,465)	BUREAU VERITAS *	01/02/2015 - 01/06/2025	(742)
	Total France		$(742)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference  (continued)

Notional Amount		Effective Date - Termination Date	December 31, 2014 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)
	Germany - 0.38%
	Chemicals - Diversified - 0.03%
$(841,361)	Lanxess AG *	11/03/2014 - 12/19/2024	$10,957
	Diversified Chemicals - (0.07%)
(408,189)	K+S AG *	09/30/2014 - 11/06/2024	(26,710)
	Sugar - 0.42%
(1,288,414)	Suedzuker AG	06/10/2014 - 10/03/2024	150,296
	Total Germany		$134,543
	Italy - 0.36%
	Footwear & Related Apparel - 0.36%
(1,077,792)	Tod's SpA *	09/23/2014 - 01/02/2025	126,476
	Total Italy		$126,476
	Luxembourg - (0.07%)
	Oil - Field Services - (0.07%)
(429,309)	Subsea 7 SA *	12/10/2014 - 01/02/2025	(25,289)
	Steel - Producers - 0.00%
(358,419)	ArcelorMittal *	12/23/2014 - 01/02/2025	1,113
	Total Luxembourg		$(24,176)
	Netherlands - (0.33%)
	Computer Data Security - (0.11%)
(258,579)	GEMALTO *	10/27/2014 - 11/06/2024	(39,875)
	Machinery - Farm - (0.22%)
(880,244)	CNH INDUSTRIAL NV *	09/29/2014 - 12/05/2024	(78,111)
	Total Netherlands		$(117,986)
	Portugal - (0.12%)
	Food - Retail - (0.12%)
(844,469)	Jeronimo Martins SGPS SA	09/24/2014 - 12/04/2024	(41,071)
	Total Portugal		$(41,071)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference  (continued)

Notional Amount		Effective Date - Termination Date	December 31, 2014 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)
	Sweden - 0.02%
	Auto - Medium & Heavy Duty Trucks - 0.03%
$(904,580)	Volvo AB *	12/09/2014 - 01/03/2025	$10,410
	Filtration/Separation Products - (0.01%)
(350,410)	Alfa Laval AB *	12/19/2014 - 01/03/2025	(2,452)
	Machine Tools & Related Products - 0.00%
(360,280)	Sandvik AB *	01/05/2015 - 01/03/2025	617
	Total Sweden		$8,575
	Switzerland - 0.00%
	Food - Baking - 0.01%
(355,391)	ARYZTA *	12/31/2014 - 01/03/2025	1,838
	Medical Products - (0.02%)
(534,253)	Sonova Holding AG *	12/31/2014 - 01/03/2025	(2,954)
	Retail - Jewelry - 0.01%
(535,806)	Swatch Group AG *	12/19/2014 - 01/03/2025	2,155
	Total Switzerland		$1,039
	United Kingdom - 0.13%
	Food - Retail - (0.11%)
(689,916)	J Sainsbury PLC *	12/01/2014 - 12/04/2024	(36,935)
	Gambling (Non-Hotel) - 0.36%
(997,981)	Ladbrokes PLC	06/20/2014 - 12/04/2024	126,753
	Transport - Services - (0.12%)
(516,758)	ROYAL MAIL PLC-W/I	09/30/2014 - 01/02/2025	(43,517)
	Total United Kingdom		$46,301
	Total Contracts For Difference - Short		$57,715
	Total Derivative Contracts		$(2,586,415)

* Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference  (continued)

Derivative Contracts -By Industry	December 31, 2014 Percentage of Members’ Capital (%)
Apparel Manufacturers	0.01
Auto - Medium & Heavy Duty Trucks	0.03
Chemicals - Diversified	(0.05)
Commercial Banks Non - US	0.00
Computer Data Security	(0.11)
Consulting Services	(0.00)
Diversified Chemicals	(0.07)
Diversified Operations	0.32
Engineering/R&D Services	(7.53)
Enterprise Software/Services	0.04
Filtration/Separation Products	(0.01)
Finance - Consumer Loans	(0.05)
Finance - Other Services	0.20
Food - Baking	0.01
Food - Retail	(0.30)
Footwear & Related Apparel	0.36
Gambling (Non-Hotel)	0.36
Home Furnishings	0.00
Hotels & Motels	0.12
Machine Tools & Related Products	0.00
Machinery - Farm	(0.22)
Machinery - General Industrial	(0.05)
Medical - Drugs	0.08
Medical Products	(0.02)
Oil - Field Services	(0.07)
Publishing - Newspapers	(0.01)
Retail - Apparel/Shoe	(0.04)
Retail - Building Products	0.02
Retail - Jewelry	(0.53)
Retail - Sporting Goods	0.15
Rubber - Tires	0.52
Steel - Producers	0.00
Sugar	0.42
Transport - Services	(0.12)
Travel Services	(0.75)
Total Contracts for difference	(7.29)%

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Statement of Operations

For the period from April 1, 2014 (commencement of operations) to December 31, 2014
Investment income
Dividends (net of withholding taxes of $12,868)	$17,068

Expenses
Management fees	453,752
Professional fees	358,500
Accounting and investor services fees	155,252
Insurance expense	76,200
Board of Managers’ fees	58,753
Registration fees	16,236
Interest expense	520
Miscellaneous expenses	10,720
Total operating expenses	1,129,933
Expense Reimbursements	(468,155)
Net Expenses	661,778
Net investment loss	(644,710)

Net realized and unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions

Net realized loss from investments in securities	(22,151)
Net realized gain from contracts for difference	483,402
Net realized loss from foreign currency transactions	(152,816)
Net realized gain from investments in securities, contracts for difference and foreign currency transactions	308,435

Net unrealized gain/(loss) from investments in securities	(47,763)
Net unrealized gain/(loss) from contracts for difference	(2,586,415)
Net unrealized gain/(loss) from foreign currency translations	(61,241)
Net unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency translations	(2,695,419)

Net realized gain and unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions	(2,386,984)

Net decrease in Members’ Capital resulting from operations	$(3,031,694)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Statements of Changes in Members’ Capital

	Special Advisory Member	Members	Total
Members’ Capital, April 1, 2014	$–	$–	$–

From investment activities
Net investment loss	$(2,990)	$(641,720)	$(644,710)
Net realized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions	(927)	309,362	308,435
Net unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency translations	(6,930)	(2,688,489)	(2,695,419)
Net decrease in Members’ Capital resulting from operations	(10,847)	(3,020,847)	(3,031,694)

Members’ Capital transactions
Capital contributions	200,000	38,510,601	38,710,601
Capital withdrawals (net of redemption fee of $4,483)	–	(219,688)	(219,688)
Net increase in Members’ Capital resulting from capital transactions	200,000	38,290,913	38,490,913
Members’ Capital, December 31, 2014	$189,153	$35,270,066	$35,459,219

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Notes to Financial Statements
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

1.	Organization

Susa Registered Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in November 2013 and commenced operation on April 1, 2014.  The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company.  The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated November 21, 2013.  The Company’s investment objective is to achieve capital appreciation.  The Company pursues its investment objective by seeking to maximize risk-adjusted absolute returns across the business cycle, regardless of market conditions.  The Adviser employs a value-oriented investment strategy that principally focuses on both long and short positions in equity securities of European companies.  The Company generally expects to maintain a net long exposure (where the value of its long positions exceeds the value of its short positions), with exceptions during rare periods where the Adviser believes a net short exposure is more appropriate based on its assessment of overall market conditions.  The Company’s performance is expected to depend primarily on individual stock selection.  General price movements in the market will also affect the Company’s investment performance.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”).  There are four members of the Board of Managers, one of whom is  an “interested person” of the Company under the Act.  The Company’s investment adviser is Susa Fund Management LLP (the “Adviser”), a limited liability partnership incorporated under the laws of England and Wales on August 28, 2008.  The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Adviser provides investment advisory services to other private investment vehicles and client accounts, including those with investment programs similar to that of the Company.  Pursuant to an investment advisory agreement with the Company (the “Advisory Agreement”), the Adviser is responsible for developing and implementing the Company’s investment program, managing the Company’s investment portfolio and making all decisions regarding the purchase and sale of investments for the Company.

The Company generally accepts initial and additional contributions from persons who purchase interests in the Company (“Members”) as of the first day of each month or at such other times as determined by the Adviser in its discretion.  No Member has the right to require the Company to redeem its interest.  The Company may from time to time offer to repurchase interests pursuant to written tenders by Members.  Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion.  The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members four times each year, effective at the end of March, June, September and December, upon not less than 65 days’ prior written notice.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

1.	Organization (continued)

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

The following is a summary of the Company’s accounting policies:

a.	Revenue Recognition

Securities transactions are recorded on trade date basis utilizing first-in-first-out (“FIFO”) for determining realized gains and losses associated with investment transactions.  Dividends are recorded on the ex-dividend date, net of applicable withholding taxes.  Interest income and expense are recorded on the accrual basis.  Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

b.	Portfolio Valuation

The Company’s securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

(i)	Domestic exchange traded (other than options and not including those traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”)) shall be valued as follows:

(1)	at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)	if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by those exchanges.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

(ii)	Securities traded on NASDAQ shall be fair valued as follows:

(1)	at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)	if no sale is shown on NASDAQ at the bid price; or

(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets are valued at fair value in accordance with procedures adopted in good faith by the Board of Managers.

Securities associated with contracts for difference (“CFD”) are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time.  Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. foreign exchange rates are also determined prior to such close.  On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Company is determined.  When an event materially affects the values of securities held by the Company or its liabilities, such securities and liabilities may be valued

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

at fair value in accordance with procedures adopted in good faith by the Board of Managers.  The Company includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net unrealized gain/(loss) from investments in securities on the Statement of Operations.

The values of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

For the period from April 1, 2014 (commencement of operations) to December 31, 2014, the Company followed authoritative guidance for fair value measurement.  The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, the type of investment, whether the investment is new and not yet established in the marketplace, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined.  Due to the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

exercised by the Company in determining fair value is greatest for investments categorized in Level 3.  In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement.

Investments in Securities
Investments in securities are freely tradable, listed on major securities exchanges and are valued at their last reported sales price as of the valuation date.  Many over-the-counter (“OTC”) contracts have bid and ask prices that can be observed in the marketplace.  Bid prices reflect the highest price that the marketplace participants are willing to pay for an asset.  Ask prices represent the lowest price that the marketplace participants are willing to accept for an asset.  The Company’s policy for securities traded in OTC markets and listed securities for which no sale was reported on that date are generally valued at their last reported “bid” price if held long, and last reported “ask” price if sold short.

To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

Warrants
The Company may purchase or receive warrants from its portfolio companies upon an investment in the debt or equity of a company.  The warrants provide the Company with exposure and potential gains upon equity appreciation of the portfolio company’s share price.  The value of a warrant has two components: time value and intrinsic value.  A warrant has a limited life and expires on a certain date.  As the expiration date of a warrant approaches, the time value of a warrant will decline.  In addition, if the stock underlying the warrant declines in price, the intrinsic value of an “in the money” warrant will decline.  Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless.  As a result, there is the potential for the Company to lose its entire investment in a warrant.

Contracts for Difference
CFD are agreements to exchange the difference in value of a particular equity, bond or index between the time at which a contract is opened and the time at which it is closed.  There is no restriction on the entry or exit price of a CFD, and other than the termination date, no time limit is placed on when this exchange happens.  CFD are generally categorized in Level 1 or 2 of the fair value hierarchy.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period.  There were no such transfers for the period from April 1, 2014 (commencement of operations) to December 31, 2014.

Additional information on the investments can be found in the Schedule of Portfolio Investments and the Schedule of Contracts for Difference.

The following is a summary of the inputs used, as of December 31, 2014, in valuing the Company’s investments at fair value.

Valuation Inputs	Level 1 Quoted Prices	Level 2 Other Significant Inputs	Level 3 Other Significant Inputs	Total
Common Stocks	$869,873	$—	$—	$869,873
Contracts For Difference	(2,586,415)	—	—	(2,586,415)
Total	$(1,716,542)	$—	$—	$(1,716,542)

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents.

Cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital included the following foreign currencies presented in U.S. dollars:

Foreign Currencies	Fair Value	Cost
Swiss franc	$14,402	$14,815
Danish krone	$201,750	$205,566
Euro	$2,059,883	$2,116,086
U.K. pound	$242,109	$241,823
Swedish krona	$55,323	$55,823
Australian dollar	$27,711	$27,570
Norwegian krone	$40,852	$41,542
South African rand	$97	$97

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

2.	Significant Accounting Policies (continued)

c.	Cash and Cash Equivalents (continued)

As further discussed in Note 7, the Company has additional cash and cash equivalents pledged as collateral to secure the Company's obligations to the counterparty in its CFD transactions, which are maintained in a segregated account held by the Company's custodian, The Bank of New York Mellon (the "Custodian") at December 31, 2014.

d.	Income Taxes

The Company is treated as a partnership for tax purposes.  For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss.

In accordance with authoritative guidance, management has analyzed the Company’s tax position for all open tax years and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements.  The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations.  However, for the period from April 1, 2014 (commencement of operations) to December 31, 2014, the Company did not record any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

BNY Mellon Investor Servicing (US) Inc. (the “Administrator”) provides administration, accounting and investor services to the Company.  In consideration for these services, the Company pays the Administrator a fee (the “Administrator Fee”) that is not anticipated to exceed 0.10% (annualized) of Members’ Capital, plus reimbursement of certain out-of-pocket expenses.  However, the Administrator Fee is subject to an annual minimum fee of $200,000.  For the period from April 1, 2014 (commencement of operations) to December 31, 2014, the Administrator Fee is $150,000 and is included in accounting and investor services fees on the Statement of Operations.

Pursuant to the Investment Advisory Agreement between the Company and the Adviser, the Company pays the Adviser an Incentive Allocation (defined below) and a management fee (the “Management Fee”), which is computed at the annual rate of 2.00% of the net asset value of the Company determined as of the start of business on the first business day of each month, after adjustment for any subscriptions effective on such day.

Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited from the capital accounts of all Members as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

3.	Administration Fee, Related Party Transactions and Other (continued)

period.  Net profits or net losses are measured as the net change in the value of the Members’ Capital of the Company (including any net unrealized gain or loss of investments and realized income and gains or losses and expenses (including organizational expenses) during a fiscal period), before giving effect to any repurchases by the Company of interests or portions thereof, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members’ respective investment percentages.  In addition, so long as the Adviser serves as the investment adviser of the Company, the Adviser is entitled to be the managing member (the “Special Advisory Member”).  In such capacity, the Adviser is entitled to receive an incentive allocation (the “Incentive Allocation”), debited from the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which any allocated gain during an allocation period exceeds the positive balance in the Member’s loss recovery account. As described in the Company’s confidential memorandum the Incentive Allocation is credited to the Special Advisory Member’s account (the “Special Advisory Account”).

By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member must withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account and debited from the Member’s capital account with respect to the allocation period.  For the period from April 1, 2014 (commencement of operations) to December 31, 2014, no Incentive Allocation was credited to the Special Advisory Account.

Each member of the Board of Managers (the “Managers”) who is not an “interested person”, as defined by the Act of the Company (the “Independent Managers”), receives an annual retainer of $20,000 plus per-meeting fees of $1,250 for attendance at in-person meetings.  Each Independent Manager is reimbursed by the Company for their reasonable out-of-pocket expenses incurred in providing services to the Company.  The Managers do not receive any pension or retirement benefits from the Company.  For the period from April 1, 2014 (commencement of operations) to December 31, 2014, Board of Manager’s fees were $58,753.  Managers who are “interested persons” do not receive any other fee from the Company.

The Custodian serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company.

The Adviser and the Company may contract with third parties to act as placement agents for the Company in connection with the offering of interests and the Adviser may compensate placement agents for their services.  The Company will not bear any of the costs associated with these arrangements.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

3.	Administration Fee, Related Party Transactions and Other (continued)

The Adviser has agreed to pay up to $230,000 of the Company’s organization and initial offering expenses.  In addition, the Adviser has voluntarily agreed to reimburse the Company for certain of its operating expenses to the extent that the Company’s operating expenses (other than the Incentive Allocation and Management Fee) in any fiscal year exceed 0.65% of Members’ Capital.  The Company agreed to reimburse the Adviser for such amounts so paid or absorbed if the Members’ Capital of the Company reach $150 million or more on or before December 31, 2014, which has not occurred.  Expenses of $468,155 were reimbursed by the Adviser for the period from April 1, 2014 (commencement of operations) to December 31, 2014, of which $14,403 remained receivable at December 31, 2014.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses.  The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.  However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the period from April 1, 2014 (commencement of operations) to December 31, 2014, amounted to $9,568,028 and $8,628,240, respectively.

At December 31, 2014, the aggregate cost for Federal income tax purposes of portfolio investments purchased was $917,636.  There were no securities sold, not yet purchased held as of December 31, 2014.

For Federal income tax purposes, at December 31, 2014, accumulated net unrealized loss on portfolio investments was $47,763 consisting of $47,763 gross unrealized loss.

6.	Due to Broker

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes.  Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets.  The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness.  In the normal course of business, substantially all of the Fund’s derivative transactions are transacted with Goldman Sachs & Co. (the “GS”).

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

6.	Due to Broker (continued)

As of December 31, 2014, the Company had cash overdraft in the amount of $125 and foreign cash of $81,609 included in due to broker in the Statement of Assets, Liabilities and Members’ Capital.

7.	Cash Held as Collateral

The Company pledges securities and cash as collateral for its derivative transactions, including CFDs, any margin borrowings and any securities sold, not yet purchased (except for cash proceeds of securities sold, which may be held at the prime broker), which are maintained in a segregated account held by the Custodian.  As of December 31, 2014, the total value of this collateral was $13,860,000, which is included in cash held as collateral in the Statement of Assets, Liabilities and Members' Capital.

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk.  These financial instruments include CFD and warrants.  Generally, these financial instruments represent an option to purchase or sell other financial instruments or to take advantage of price movement or underlying financial instrument.  Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed U.S. federally insured limits.  The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Investing in securities of foreign companies involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities.  Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

8.	Financial Instruments with Off-Balance Sheet Risk (continued)

Contracts for Difference

The Company enters into contracts for difference ("CFDs"), to obtain long or short investment exposure to the investment returns of the equity securities of issuers.  A CFD is a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the future value of a specified notional amount of a security and the value of such notional amount at the time the contract was entered.  The contracts have no expiration dates.

CFDs utilized by the Company are similar to total return swaps.  In a long position, the Company will  receive or pay an amount based upon the amount, if any, by which the notional value of the securities referenced by the CFD has increased or decreased, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the CFD.  In a short position, the Company will receive or pay an amount based upon the amount, if any, by which the notional value of the securities referenced by the CFD has decreased or increased, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of a CFD.

CFDs are valued based upon quotations from market makers, and the resulting changes in market values of the Company's CFD positions are recorded as unrealized gain or loss in the Statement of Operations.  Periodic payments made or received in connection with CFDs are recorded as realized gains or losses.

Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions.  CFDs involve economic leverage to the extent that they enable the Company to obtain notional investment exposures that exceed the amount of collateral the Company is required to post in connection with such transactions.  As a result, the net asset value of the Company may experience greater volatility than would otherwise be the case and there is a risk that the Company may experience losses from CFDs exceeding the amount of its investment, which may exceed amounts recognized on the Statement of Assets and Liabilities and may be significant.

Counterparty Risk

When the Company enters into over-the-counter transactions (such as CFDs) with counterparties, the Company runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

8.	Financial Instruments with Off-Balance Sheet Risk (continued)

Counterparty Risk (continued)

interruption, the Company could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Company.  Counterparty risk is heightened during unusually adverse market conditions.  Counterparty risk also is greater to the extent that the Company concentrates its transactions with a single counterparty or a small number of counterparties.

Some participants in over-the-counter markets may not be subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, which may expose the Company to greater counterparty risk than would be the case for investments in exchange-traded instruments.  The Company is subject to the risk that a counterparty will not settle a transaction in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem.  To the extent a counterparty’s obligation to the Company is not fully collateralized, the Company is essentially an unsecured creditor of the counterparty.  If a counterparty defaults, the Company will have contractual remedies, but the Company may be unable to enforce them, thus causing the Company to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement.  Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Company's interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Company also is subject to counterparty risk when it executes its securities transactions through brokers and dealers.  If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Company could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Company.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities.  Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this Note.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

8.	Financial Instruments with Off-Balance Sheet Risk (continued)

The Adviser believes the average notional shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity based on long and short positions for the period from April 1, 2014 (commencement of operations) to December 31, 2014.

	Average notional amount
Investments	Long	Short
Contracts for difference	$22,270,640	$(11,841,209)
Warrants	$59,044	$–
Total	$22,329,684	$(11,841,209)

The following table identifies the fair value of the Company’s derivative contracts included in the Statement of Assets, Liabilities and Members’ Capital, categorized by primary underlying risk at December 31, 2014.  Balances are presented on a gross basis.

Primary underlying risk	Derivative Assets	Derivative Liabilities
Equity Index Risk
Contracts for difference	$–	$(2,586,415)
Total	$–	$(2,586,415)

The following table identifies the amount of realized gain/(loss) and unrealized gain/(loss) included in the Statement of Operations from derivative contracts, categorized by primary underlying risk, for the period from April 1, 2014 (commencement of operations) to December 31, 2014.

Primary underlying risk	Net realized gain/(loss)	Net unrealized gain/(loss)
Equity Index Risk
Contracts for difference	$483,402	$(2,586,415)
Warrants	(110,479)	–
Total	$372,923	$(2,586,415)

As of December 31, 2014, the Company did not hold any warrants.

9.	Balance Sheet Offsetting

In the normal course of business the Company has entered into derivatives governed by an agreement with the prime broker.  The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

9.	Balance Sheet Offsetting (continued)

date.  The Company posts cash as collateral with the prime broker to secure the Company’s obligations to the counterparty.  Such cash is held by the Custodian in a segregated account and its use is restricted.

In the event that the Company fails to post said collateral, fails to comply with any restrictions or provisions of the agreement, fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral.  Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

The table below presents the derivatives contracts that are set-off, if any, as well as collateral delivered, related to those CFD.

Offsetting of Financial Assets and Derivative Assets

		Gross Amounts Offset in the Statement of	Net Amounts of Assets Presented in the Statement	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amount of Recognized Assets	Assets, Liabilities and Members’ Capital	of Assets, Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Received	Net Amount
CFD	$960,688	$(960,688)	$–	$–	$–	$–
Total	$960,688	$(960,688)	$–	$–	$–	$–

Offsetting of Financial Liabilities and Derivative Liabilities

		Gross Amounts Offset in the Statement of	Net Amounts of Liabilities Presented in the Statement	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amount of Recognized Liabilities	Assets, Liabilities and Members’ Capital	of Assets, Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Pledged	Net Amount
CFD	$(3,547,103)	$960,688	$(2,586,415)	$–	$2,586,415	$–
Total	$(3,547,103)	$960,688	$(2,586,415)	$–	$2,586,415	$–

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to December 31, 2014

10.	Financial Highlights

The following represents the ratios to average Members’ Capital, excluding Special Advisory Member, and other supplemental information for each period indicated:

For the period from April 1, 2014 (commencement of operations) to December 31, 2014
Members’ Capital, end of period (000s)	$35,270

Ratios to average Members’ Capital(a):
Ratio of net investment loss(b)	(2.86%)

Ratio of expenses(c)	5.02%
Incentive Allocation	–
Ratio of expense reimbursements	(2.08%)
Ratio of net expenses	2.94%

Portfolio turnover	177.00%

Total return(d)	(11.57%)

(a)	Annualized for period less than one year.
(b)	Excluding Incentive Allocation and expense reimbursements.
(c)	Ratios do not reflect the effects of Incentive Allocation to the Special Advisory Member, if any.
(d)
Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of Incentive Allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent. Total return for periods less than a full year are not annualized.

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

11.	Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued.  Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $1,228,438.

Susa Registered Fund, L.L.C.
Supplemental Information (unaudited)

Management

The identity of, and brief biographical information regarding, each Manager is set forth below.

INDEPENDENT MANAGERS
Name and Age	Position(s) with the Company and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Manager	Other Directorships** Held by Manager
George C. Guynn Age: 72	Manager since January 2014	Retired. Federal Reserve Bank of Atlanta, President and Chief Executive Officer (1996 – 2006)	N/A	Genuine Parts Company; Oxford Industries; Acuity Brands Inc. and RidgeWorth mutual funds
John Masterson Age: 55	Manager since January 2014	Retired. Goldman Sachs and Co. (1983 – 2007). Partner Managing Director in Equities Division (2002 – 2007)	N/A	Northern Trust Funds-NT Alpha Strategies Fund and NT Long/Short Fund; Bogota Savings Bank; and Transparent Value Trust
William Vanover Age: 67	Manager since January 2014	Investment counselor with Planning Alternatives, Ltd. (registered investment adviser); prior to January 2012, Chief Investment Officer and Chief Compliance Officer of Planning Alternatives, Ltd.	N/A	Hussman Strategic Growth Fund

*	“Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or that have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. There are no other funds in the Fund Complex.

**	“Directorships” refer to service as a director/trustee for any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act or any company registered as an investment company under the 1940 Act.

Susa Registered Fund, L.L.C.
Supplemental Information (unaudited) (continued)

INTERESTED MANAGER* AND OFFICERS
Name and Age	Position(s) with the Company and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Manager	Other Directorships** Held by Manager
Graeme White Age: 39	Manager and Chief Financial Officer since January 2014	Chief Operating Officer, Susa Fund Management LLP (April 2013 – Present); Chief Operating Officer, Salute Capital UK Ltd. (2009 – 2012)	N/A	None
Reza Amiri Age: 39	Chief Executive Officer since January 2014	Managing Partner and Chief Investment Officer, Susa Fund Management LLP	N/A	N/A

*	Manager who is an “interested person,” as defined by the 1940 Act, of the Company.

Form N-Q Filings

The Company will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting

Information regarding how the Adviser voted any proxies on behalf of the Company during the most recent twelve-month period ended December 31 will be reported on Form N-PX and will be made available no later than August 31 of each year.  Such information can be obtained: (i) without charge, upon request, by calling (866) 270-1948; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of managers has determined that George C. Guynn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2013 and $55,000 for 2014.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2014.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2013 and $46,500 for 2014.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2014.

(e)(1)	The registrant’s Audit Committee pre-approves the principal accountant’s engagements for audit and non-audit services to the registrant and, as required, non-audit services to service affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant’s independence.

(e)(2)	No fees applicable to non-audit services were billed by the principal accountant pursuant to a waiver of the pre-approval requirement.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	There were no non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the 2014 fiscal year.

(h)	Not applicable.
Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of managers of the registrant has delegated the responsibility for voting proxies relating to portfolio securities held by the registrant to the registrant's investment adviser (the "Adviser") as part of the Adviser's management of the registrant.  The Adviser has adopted proxy voting policies and procedures to ensure that it votes proxies in a manner that serves the best interests of its clients, including the registrant.  The following is a summary of the Adviser's proxy voting policies and procedures.

The guiding principle by which the Adviser votes on all matters submitted to security holders is the maximization of the ultimate economic value of its clients' holdings. The Adviser does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is the Adviser's policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting its voting decisions.  Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with the Adviser's policies and procedures.

It is the general policy of the Adviser to vote on all matters presented to security holders in any proxy, and the Adviser's proxy policies and procedures have been designed with that in mind. However, the Adviser reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of the Adviser, the costs associated with voting such proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of its clients, in the judgment of the Adviser.  While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Adviser’s contractual obligations to its clients and all other relevant facts and circumstances at the time of the vote.  The Adviser may vote proxies related to the same security differently for each client.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Reza Amiri is the individual primarily responsible for the day-to-day management of the registrant's (the "Company") portfolio.  Reza Amiri is the Managing Partner and Chief Investment Officer of the Adviser, which he founded in 2008.

Other Funds and Accounts Managed

The following tables set forth information about funds and accounts other than the registrant for which Mr. Amiri is primarily responsible for the day-to-day portfolio management as of December 31, 2014.  Mr. Amiri does not manage any other registered investment company.

Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Other Pooled Investment Vehicles:	1	$420,700,000	1	$420,700,000
Other Accounts:	0	$0	0	$0

Compensation Program

Mr. Amiri is compensated for his service as a portfolio manager through his ownership interest in the Adviser, which he controls.

 Potential Material Conflicts of Interest

The Adviser and its affiliates serve as the investment advisers for certain private investment vehicles, as well as other accounts, that may pursue investment strategies similar to those of the Company (the "Other Accounts"). As a general matter, the Adviser (subject to any policies established by the Board of Managers) considers participation by the Company in all appropriate investment opportunities that are under consideration for investment for the Other Accounts. There may be circumstances, however, under which the Adviser or its affiliates cause one or more of the Other Accounts to commit a different percentage (i.e., larger or smaller) of their respective assets than does the Company to a particular investment opportunity. There may also be circumstances under which the Adviser or its affiliates consider participation by the Other Accounts in investment opportunities in which the Adviser does not intend to invest on behalf of the Company.

The Adviser evaluates for the Company, and for the Other Accounts, a variety of factors that may be relevant in determining whether, and to what extent, a particular investment opportunity or strategy is appropriate and feasible for the Company or the Other Accounts at a particular time, including, but not limited to, the following: (1) the nature of the investment opportunity taken in the context of the other investments at the time; (2) the liquidity of the investment relative to the needs of the particular entity or account; (3) the availability of the opportunity (i.e., size of obtainable position); (4) the transaction costs involved; and (5) the investment or regulatory limitations applicable to the particular entity or account. Because these considerations may differ for the Company and the Other Accounts in the context of any particular investment opportunity, the investment activities of the Company and the Other Accounts may differ from time to time. In addition, the fees and expenses of the Company may differ from those of the Other Accounts. Accordingly, the investment performance of the Company and the Other Accounts may vary.

Although the Company's investment program may be substantially similar to those of the Other Accounts, the portfolios of the Company and the Other Accounts may differ as a result of subscriptions and withdrawals being made at different times and in different amounts, as well as because of different tax and regulatory considerations. Such differences and other factors will result in variances between the returns of the Company and the Other Accounts.

From time to time the availability of particular securities of an issuer is limited. The allocations of a "limited availability" security are made on as equitable a basis as possible by the Adviser. For example, if a "limited availability" security is an appropriate investment for the Company and the Other Accounts, then, so as to treat all accounts equitably, the Adviser may, for example, allocate the full amount purchased to the Company and a particular Other Account and, the next time a "limited availability" security is purchased, allocate the full amount to different Other Accounts.

When the Adviser determines that it would be appropriate for the Company and one or more Other Accounts to participate in an investment opportunity at the same time, it will aggregate, place and allocate orders on a basis that the Adviser believes to be fair and equitable, consistent with their responsibilities under the Advisers Act and the 1940 Act. Decisions in this regard are necessarily subjective and there is no requirement that the Company participate, or participate to the same extent as the Other Accounts in all trades. However, no participating entity or account will receive preferential treatment over any other and the Adviser will take steps to ensure that no participating entity or account (including the Company) is systematically disadvantaged by the aggregation, placement and allocation of orders.

Situations may occur, however, where the Company could be disadvantaged because of the investment activities of the Other Accounts. These situations may be based on, among other things, the following: (1) legal restrictions on the combined size of positions that may be taken for the Company and the Other Accounts that limit the size of the Company's position; (2) the difficulty of liquidating an investment for the Company and the Other Accounts; and (3) the determination that a particular investment is warranted only if hedged with an option or other instrument and there is a limited availability of these options or other instruments. In particular, the Company may be legally restricted from entering into a "joint transaction" (as defined in the 1940 Act) with the Other Accounts with respect to the securities of an issuer without first obtaining an order from the SEC permitting the transaction. (See "Conflicts of Interest – Other Matters.")

Fund Ownership

As of December 31, 2014, Mr. Amiri does not own interests in the Company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

(12.other)    Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Susa Registered Fund, L.L.C.

By (Signature and Title)*	/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	March 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	March 6, 2015

By (Signature and Title)*	/s/ Graeme White
Graeme White, Manager and Chief Financial Officer
(principal financial officer)

Date	March 6, 2015

* Print the name and title of each signing officer under his or her signature.